Consolidated Balance Sheets - JPY (¥) ¥ in Millions		Mar. 31, 2016	Mar. 31, 2015
ASSETS
Cash and due from banks (Note 8)		¥ 8,656,322	¥ 3,353,236
Interest-earning deposits in other banks (Notes 8 and 32)		41,017,579	37,364,698
Call loans and funds sold (Note 10)		699,025	660,416
Receivables under resale agreements (Notes 15 and 32)		7,446,665	7,273,008
Receivables under securities borrowing transactions (Note 15 and 32)		6,041,984	4,659,545
Trading account assets (including assets pledged that secured parties are permitted to sell or repledge of ¥13,371,696 and ¥11,929,762 in 2015 and 2016) (including ¥19,911,092 and ¥23,656,715 measured at fair value under fair value option in 2015 and 2016) (Notes 8, 15, 24 and 32)		50,825,399	46,904,903
Investment securities (Notes 3, 8 and 32):
Available-for-sale securities-carried at fair value (including assets pledged that secured parties are permitted to sell or repledge of ¥7,297,945 and ¥4,811,104 in 2015 and 2016)		41,226,231	47,490,404
Held-to-maturity securities-carried at amortized cost (including assets pledged that secured parties are permitted to sell or repledge of ¥210,106 and ¥27,859 in 2015 and 2016) (fair value of ¥4,184,139 and ¥3,931,248 in 2015 and 2016)		3,866,668	4,130,451
Other investment securities		554,715	587,119
Total investment securities		45,647,614	52,207,974
Loans, net of unearned income, unamortized premiums and deferred loan fees (including assets pledged that secured parties are permitted to sell or repledge of ¥1,418,642 and ¥1,192,996 in 2015 and 2016) (Notes 4 and 8)	[1]	122,790,958	118,265,202
Allowance for credit losses (Note 4)		(1,111,130)	(1,055,479)
Net loans		121,679,828	117,209,723
Premises and equipment-net (Note 5)		1,005,905	982,205
Accrued interest		325,373	323,496
Customers' acceptance liability		132,532	205,384
Intangible assets-net (Notes 2 and 6)		1,015,150	1,160,164
Goodwill (Notes 2 and 6)		454,375	807,610
Deferred tax assets (Notes 7 and 14)		155,010	90,674
Other assets (including ¥1,007 and nil measured at fair value under fair value option in 2015 and 2016) (Notes 8, 13, 14 and 32)		7,467,535	7,683,290
Total assets		292,570,296	280,886,326
LIABILITIES AND EQUITY
Deposits (Notes 8 and 9): Domestic offices, Non-interest-bearing		20,045,780	17,829,620
Deposits (Notes 8 and 9): Domestic offices, Interest-bearing		115,432,472	107,968,674
Deposits (Notes 8 and 9): Overseas offices, Non-interest-bearing		5,919,018	5,616,266
Deposits (Notes 8 and 9): Overseas offices, Interest-bearing		40,040,817	40,576,707
Total deposits		181,438,087	171,991,267
Call money and funds purchased (Notes 8 and 10)		1,388,589	3,668,986
Payables under repurchase agreements (Notes 8, 15 and 16)		22,114,424	20,728,205
Payables under securities lending transactions (Notes 8, 15 and 16)		4,710,407	8,205,349
Due to trust account (Note 11)		6,338,154	1,610,992
Other short-term borrowings (including ¥156,703 and ¥110,110 measured at fair value under fair value option in 2015 and 2016) (Notes 8, 12 and 32)		9,357,728	11,545,807
Trading account liabilities (Notes 15, 24 and 32)		21,025,012	17,029,385
Obligations to return securities received as collateral (Notes 15, 16 and 32)		1,919,066	2,651,151
Bank acceptances outstanding		132,532	205,384
Accrued interest		132,802	132,330
Long-term debt (including ¥584,630 and ¥499,386 measured at fair value under fair value option in 2015 and 2016) (Notes 8, 12 and 32)		21,972,077	19,968,735
Other liabilities (Notes 1, 7, 8, 13, 14 and 27)		7,193,151	7,867,394
Total liabilities		277,722,029	265,604,985
Commitments and contingent liabilities (Notes 25 and 27)
Mitsubishi UFJ Financial Group shareholders' equity (Note 22):
Capital stock (Notes 17 and 18)-common stock authorized, 33,000,000,000 shares; common stock issued, 14,168,853,820 shares in 2015 and 2016, with no stated value		2,090,270	2,090,270
Capital surplus (Note 18)		5,958,929	5,959,626
Retained earnings (Notes 19 and 36):
Appropriated for legal reserve		239,571	239,571
Unappropriated retained earnings		3,980,257	3,424,864
Accumulated other comprehensive income, net of taxes (Note 20)		2,301,259	3,067,255
Treasury stock, at cost-151,647,230 common shares and 380,944,204 common shares in 2015 and 2016		(299,661)	(102,521)
Total Mitsubishi UFJ Financial Group shareholders' equity		14,270,625	14,679,065
Noncontrolling interests (Note 21)		577,642	602,276
Total equity		14,848,267	15,281,341
Total liabilities and equity		292,570,296	280,886,326
Consolidated VIEs [Member]
ASSETS
Cash and due from banks (Note 8)		1,409	1,240
Interest-earning deposits in other banks (Notes 8 and 32)		52,527	51,136
Trading account assets (including assets pledged that secured parties are permitted to sell or repledge of ¥13,371,696 and ¥11,929,762 in 2015 and 2016) (including ¥19,911,092 and ¥23,656,715 measured at fair value under fair value option in 2015 and 2016) (Notes 8, 15, 24 and 32)		2,048,039	3,069,297
Investment securities (Notes 3, 8 and 32):
Total investment securities		1,383,637	1,077,274
Net loans		7,194,695	7,115,889
All other assets		193,152	326,307
Total assets		10,873,459	11,641,143
LIABILITIES AND EQUITY
Other short-term borrowings (including ¥156,703 and ¥110,110 measured at fair value under fair value option in 2015 and 2016) (Notes 8, 12 and 32)		37,892	49,594
Long-term debt (including ¥584,630 and ¥499,386 measured at fair value under fair value option in 2015 and 2016) (Notes 8, 12 and 32)		691,400	793,333
All other liabilities		139,920	402,858
Total liabilities		¥ 869,212	¥ 1,245,785

[1]	The above table includes loans held for sale of ¥88,927 million and ¥100,889 million at March 31, 2015 and 2016, respectively, which are carried at the lower of cost or fair value.